Investment Objectives and Goals - American Century ETF Trust - American Century Securitized Credit ETF	May 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	American Century® Securitized Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to provide a high level of current income and total return.